Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 362,728	$ 342,496	$ 342,839	$ 314,433	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 1,362,496	$ 1,158,794	$ 972,046
Cost of goods sold	224,076	215,212	211,333	190,526	192,465	176,521	172,075	155,530	841,147	696,591	583,684
Internal research and development	36,202	36,026	33,764	33,171	32,896	30,625	27,779	25,575	139,163	116,875	96,806
Selling, general and administrative	61,731	60,128	58,136	53,523	55,690	53,121	49,130	50,624	233,518	208,565	176,000
Interest expense	5,606	5,647	5,580	5,584	5,049	5,014	4,644	3,645	22,417	18,352	6,809
Other expense (income), net	384	(1,532)	(701)	(713)	768	(1,755)	(2,026)	(770)	(2,562)	(3,783)	(10,041)
Earnings Before Income Taxes	34,729	27,015	34,727	32,342	34,207	31,220	29,868	26,899	128,813	122,194	118,788
Income taxes	6,701	2,377	6,025	6,193	7,040	1,122	20,272	5,758	21,296	34,192	23,514
Net Earnings	$ 28,028	$ 24,638	$ 28,702	$ 26,149	$ 27,167	$ 30,098	$ 9,596	$ 21,141	$ 107,517	$ 88,002	$ 95,274
Basic Earnings Per Share	$ 0.44	$ 0.39	$ 0.45	$ 0.41	$ 0.44	$ 0.48	$ 0.15	$ 0.34	$ 1.69	$ 1.41	$ 1.52
Diluted Earnings Per Share	$ 0.43	$ 0.38	$ 0.44	$ 0.40	$ 0.42	$ 0.45	$ 0.15	$ 0.32	$ 1.63	$ 1.35	$ 1.48